Consolidated Balance Sheets - USD ($) $ in Thousands	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Current assets:
Cash and cash equivalents	$ 925	$ 726	$ 1,437
Accounts receivable	1,727	2,232	3,001
Prepaid expenses and other current assets	146	435	104
Total current assets	2,798	3,393	4,542
Property and equipment, net	86	105	129
Total assets	2,884	3,498	4,671
Current liabilities:
Accounts payable	2,397	2,590	3,319
Deferred revenue, current	699	776	279
Accrued and other current liabilities	2,066	1,967	1,867
Total current liabilities	6,311	7,203	7,050
Loan	6,973	12,808	11,303
Total liabilities	13,284	20,011	18,353
Commitments and contingencies (Note 14)
Mezzanine Equity
Convertible Preferred Stock, $0.0001 par value; 1,012,441 shares and 0 shares authorized, at September 30, 2025 and December 31, 2024, respectively, 1,012,441 and 0 shares issued and outstanding as of September 30, 2025 and December 31, 2024 respectively	9,574
Stockholders’ deficit
Series preferred stock, $0.0001 par value; 148,987,559 shares and 88,400,879 shares authorized, at September 30, 2025 and December 31, 2024, respectively, 28,100,970 and 26,560,266 shares issued and outstanding as of September 30, 2025 and December 31, 2024 respectively	3	3	3
Common stock, $0.0001 par value; 200,000,000 and 112,000,000 shares authorized at September 30, 2025 and December 31, 2024, respectively; 3,228,240 and 2,963,695 shares issued and outstanding as of September 30, 2025 and December 31, 2024 respectively	1	1	1
Additional paid in capital	116,195	111,509	103,292
Accumulated other comprehensive income	(61)	44	76
Accumulated deficit	(136,112)	(128,070)	(117,054)
Total stockholders’ deficit	(19,974)	(16,513)	(13,682)
Total liabilities, redeemable convertible preferred stock, and stockholders’ deficit	2,884	3,498	4,671
Related Party [Member]
Current liabilities:
Related party loan	$ 1,149	$ 1,870	$ 1,585